Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 11 — Subsequent Events

The Company has evaluated subsequent events and transactions that occurred up to the date the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On August 1, 2023, the Company entered into additional non-redemption agreement (“August Non-Redemption Agreement”) with Byte Holdings LP, a Cayman Islands exempted limited partnership and the Sponsor. Pursuant to the August Non-Redemption Agreement, the Sponsor agreed to acquire from shareholders of the Company $6 million in aggregate value of the Company’s Class A ordinary shares, either in the open market or through privately negotiated transactions, at a price no higher than the redemption price per share payable to Public Shareholders who exercise redemption rights with respect to their Class A ordinary shares, prior to the closing date of the Business Combination, to waive its redemption rights and hold the Class A ordinary shares through the closing date of the Business Combination, and to abstain from voting and not vote the Class A ordinary shares in favor of or against the Business Combination. As consideration for the August Non-Redemption Agreement, the Company agreed to pay the Sponsor $0.033 per Class A ordinary shares per month, which will begin accruing on the date that is three days after the date of the August Non-Redemption Agreement and terminate on the earlier of the closing date of the Business Combination, the termination of the Merger Agreement, or the Outside Closing Date (as defined in the Merger Agreement).

Additionally, on August 1, 2023, the Company entered into an August Non-Redemption Agreement with a Non-Redeeming Shareholder holding Class A ordinary shares, pursuant to which the Non-Redeeming Shareholder agreed not to redeem $1 million in aggregate value of Class A ordinary shares held by it on the date of the Non-Redemption Agreement in connection with the Business Combination.

On July 26, 2023, the Company received an advance of $70,560 from a related party.

Note 11 — Subsequent Events

The Company has evaluated subsequent events and transactions that occurred up to the date the financial statements were issued. Based upon this review, except as described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

On March 8, 2023, the Company entered into non-redemption agreements (collectively, the “Non-Redemption Agreements”) with certain of its existing Public Shareholders (the “Non-Redeeming Shareholders”). Pursuant to the Non-Redemption Agreements, each of the Non-Redeeming Shareholders agreed to (a) not redeem 1,000,000 Public Shares held by them on the date of the Non-Redemption Agreements in connection with the vote to amend the Company’s Amended and Restated Memorandum and Articles of Association to extend the date by which the Company has to consummate an initial Business Combination from March 23, 2023 to September 25, 2023 (the “Proposed Extension” and such extended date, the “Extended Date”) and (b) vote their Public Shares in favor of the Extension presented by the Company for approval by its shareholders. In connection with the foregoing, the Company agreed to pay to each Non-Redeeming Shareholder $0.033 per Share in cash per month through the Extended Date.